Leases - Schedule of ROU Assets and Related Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of ROU Assets and Related Lease Liabilities [Line Items]
Right of use assets	¥ 1,800		$ 257
Total lease liabilities	1,906
Current lease liabilities	572		82
Non-current lease liabilities	¥ 1,334		$ 191
Weighted average lease term in years:
Operating leases	2 years 8 months 8 days		2 years 8 months 8 days
Weighted average discount rate:
Operating leases	4.75%		4.75%
Operating lease expense	¥ 486
Short term lease expense	8
Total	494
Related Party [Member]
Schedule of ROU Assets and Related Lease Liabilities [Line Items]
Right of use assets	278
Total lease liabilities	237
Third Party [Member]
Schedule of ROU Assets and Related Lease Liabilities [Line Items]
Right of use assets	1,522
Total lease liabilities	¥ 1,669